Quarterly Report
April 30, 2025
MFS®  Intrinsic Value Fund
UIV-Q3

Portfolio of Investments
4/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Alcoholic Beverages – 0.8%
Diageo PLC	732	$20,408
Pernod Ricard S.A.	126	13,617
		$34,025
Apparel Manufacturers – 0.6%
LVMH Moet Hennessy Louis Vuitton SE	28	$15,476
NIKE, Inc., “B”	181	10,208
		$25,684
Brokerage & Asset Managers – 5.3%
Charles Schwab Corp.	1,433	$116,646
CME Group, Inc.	384	106,399
		$223,045
Business Services – 4.3%
Accenture PLC, “A”	202	$60,428
Equifax, Inc.	84	21,851
Morningstar, Inc.	102	29,042
TransUnion	440	36,502
Verisk Analytics, Inc., “A”	114	33,793
		$181,616
Computer Software – 15.0%
Atlassian Corp. (a)	41	$9,361
Autodesk, Inc. (a)	192	52,656
Cadence Design Systems, Inc. (a)	246	73,244
LiveRamp Holdings, Inc. (a)	191	4,996
Microsoft Corp.	716	283,006
Pegasystems, Inc.	594	54,695
PTC, Inc. (a)	176	27,275
Salesforce, Inc.	346	92,974
Synopsys, Inc. (a)	68	31,213
		$629,420
Computer Software - Systems – 2.0%
Capgemini	243	$38,658
Workday, Inc. (a)	178	43,610
		$82,268
Construction – 6.8%
Allegion PLC	301	$41,899
CRH PLC	640	61,069
Ferguson Enterprises, Inc.	245	41,567
Martin Marietta Materials, Inc.	84	44,014
Simpson Manufacturing Co., Inc.	112	17,213
Vulcan Materials Co.	170	44,596
Watsco, Inc.	76	34,948
		$285,306
Consumer Products – 5.7%
Colgate-Palmolive Co.	1,264	$116,528
Haleon PLC	6,561	32,912
Kenvue, Inc.	3,832	90,435
		$239,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.3%
Emerson Electric Co.	364	$38,260
Hubbell, Inc.	105	38,134
TE Connectivity PLC	140	20,493
		$96,887
Electronics – 5.8%
Analog Devices, Inc.	278	$54,188
Applied Materials, Inc.	163	24,565
KLA Corp.	52	36,540
Lam Research Corp.	433	31,033
Micron Technology, Inc.	364	28,010
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	423	70,510
		$244,846
Energy - Independent – 1.4%
ConocoPhillips	638	$56,859
Energy - Integrated – 1.0%
TotalEnergies SE	727	$41,228
Insurance – 6.3%
Aon PLC	224	$79,473
Arthur J. Gallagher & Co.	149	47,783
Marsh & McLennan Cos., Inc.	254	57,269
Willis Towers Watson PLC	261	80,336
		$264,861
Machinery & Tools – 3.8%
IDEX Corp.	124	$21,572
MSA Safety Inc.	157	24,715
Regal Rexnord Corp.	111	11,748
Wabtec Corp.	192	35,470
Watts Water Technologies, “A”	313	65,026
		$158,531
Major Banks – 2.6%
Bank of America Corp.	2,110	$84,147
Resona Holdings, Inc.	3,000	23,898
		$108,045
Medical & Health Technology & Services – 2.5%
ICON PLC (a)	197	$29,834
Solventum Corp. (a)	467	30,878
Tempus AI, Inc. (a)	180	9,301
Veeva Systems, Inc. (a)	144	33,651
		$103,664
Medical Equipment – 10.8%
Abbott Laboratories	465	$60,799
Agilent Technologies, Inc.	640	68,864
Becton, Dickinson and Co.	465	96,297
Bio-Rad Laboratories, Inc., “A” (a)	165	40,273
Bio-Techne Corp.	855	43,049
Bruker BioSciences Corp.	650	26,039
Danaher Corp.	170	33,886
Envista Holdings Corp. (a)	1,067	17,158
Maravai Lifesciences Holdings, Inc., “A” (a)	697	1,408

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Waters Corp. (a)	184	$63,982
		$451,755
Other Banks & Diversified Financials – 7.3%
AIB Group PLC	5,907	$39,861
Mastercard, Inc., “A”	220	120,573
Moody's Corp.	128	58,000
Northern Trust Corp.	389	36,558
S&P Global, Inc.	98	49,005
		$303,997
Precious Metals & Minerals – 6.6%
Agnico Eagle Mines Ltd.	258	$30,323
Franco-Nevada Corp.	535	91,939
Royal Gold, Inc.	351	64,131
Wheaton Precious Metals Corp.	1,093	91,263
		$277,656
Real Estate – 1.1%
CBRE Group, Inc., “A” (a)	375	$45,817
Specialty Chemicals – 1.6%
Corteva, Inc.	746	$46,245
RPM International, Inc.	192	20,496
		$66,741
Specialty Stores – 5.6%
Amazon.com, Inc. (a)	967	$178,334
BJ's Wholesale Club Holdings, Inc. (a)	353	41,499
Costco Wholesale Corp.	14	13,923
		$233,756
Total Common Stocks		$4,155,882
Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.36% (v)	65,752	$65,752

Other Assets, Less Liabilities – (0.7)%		(30,946)
Net Assets – 100.0%		$4,190,688
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $65,752 and $4,155,882, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,645,789	$—	$—	$3,645,789
Canada	213,525	—	—	213,525
France	15,476	93,503	—	108,979
Taiwan	70,510	—	—	70,510
United Kingdom	53,320	—	—	53,320
Ireland	—	39,861	—	39,861
Japan	23,898	—	—	23,898
Investment Companies	65,752	—	—	65,752
Total	$4,088,270	$133,364	$—	$4,221,634
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$192,529	$1,239,621	$1,366,366	$(14)	$(18)	$65,752
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,745	$—